Document and Entity Information	3 Months Ended
Mar. 31, 2014
Document and Entity Information
Entity Registrant Name	Gaming & Leisure Properties, Inc.
Entity Central Index Key	0001575965
Document Type	S-4/A
Pre-Effective Amendment Number	1
Document Period End Date	Mar. 31, 2014
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer